Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net loss carrying forward			¥ 1,675,000	¥ 1,456,000
Income (Loss) from continuing operations			57,000	39,000	¥ 3,000
Operating loss carryforwards, valuation allowance			¥ 754,878	¥ 618,985	¥ 652,610	¥ 811,324
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%	25.00%	25.00%	25.00%
Minimum ownership percentage of fie by foreign investors to qualify for withholding tax rate limit for dividends paid by fie in China to its immediate holding company in Hongkong		25.00%	25.00%
Global minimum tax rate		15.00%	15.00%
State Administration of Taxation, China [Member]
Research and development expenditure super deduction maximum percentage		150.00%	150.00%
HONG KONG
Effective income tax rate reconciliation at federal statutory income tax rate, amount | $		$ 2
CHINA
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%	25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Invested Enterprise To Its Immediate Holding Company		10.00%	10.00%
Preferential Corporate Income Tax Rate		15.00%	15.00%
CHINA | Year Three To Year Five [Member]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%	25.00%
Maximum [Member]
Operating loss carrying forward, expiration period		2034	2034
Maximum [Member] | HONG KONG
Income Taxes Foreign Statutory Corporate Tax Rate		16.50%	16.50%
Maximum Rate Of Withholding Tax For Dividends Paid By FIE In China To Its Immediate Holding Company In Hong Kong Under Specified Conditions	5.00%
Minimum [Member]
Operating loss carrying forward, expiration period		2025	2025
Minimum [Member] | HONG KONG
Income Taxes Foreign Statutory Corporate Tax Rate		8.25%	8.25%
Tax Year 2018 [Member] | State Administration of Taxation, China [Member]
Research and development super deduction as a percentage of expenditure		175.00%	175.00%
Tax Year 2021 [Member] | State Administration of Taxation, China [Member]
Research and development super deduction as a percentage of expenditure		175.00%	175.00%
October 1, 2022 to December 31, 2022 [Member] | State Administration of Taxation, China [Member]
Research and development super deduction as a percentage of expenditure		200.00%	200.00%
January 1, 2022 to September 30, 2022 [Member] | Ministry of Finance and State Tax Administration [Member]
Research and development super deduction as a percentage of expenditure		175.00%	175.00%
Tax Year 2023 and Thereafter [Member] | Ministry of Finance and State Tax Administration [Member]
Research and development super deduction as a percentage of expenditure		200.00%	200.00%